UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Courage Capital Management, LLC

Address:   4400 Harding Road
           Suite 503
           Nashville, TN  37205-2290


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton              Nashville, TN                      2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $      537,924
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
Aeropostale Ord Shs                        Common         007865108     4238   172,000 SH       DEFINED(1)             X      0    0
Bancorp South                              Common         059692103      299    18,750 SH       DEFINED(1)             X      0    0
Gilead Sciences Inc.                       Common         375558103    11477   316,700 SH       DEFINED(1)             X      0    0
Ingram Micro                               Common         457153104    10174   532,971 SH       DEFINED(1)             X      0    0
Markel Ord Shs                             Common         570535104      875     2,315 SH       DEFINED(1)             X      0    0
Rehabcare Corp                             Common         759148109    14997   632,800 SH       DEFINED(1)             X      0    0
Rosetta Stone Ord Shs                      Common         777780107      327    15,400 SH       DEFINED(1)             X      0    0
Blue Coat System                           Common         09534T508      299    10,000 SH       DEFINED(1)             X      0    0
SPDR Gold Trust Equity                     Common         78463V107     7412    53,430 SH       DEFINED(1)             X      0    0
Viacom Ord Shs Class B                     Common         92553P102     8766   221,300 SH       DEFINED(1)             X      0    0
Altisource Portfolio Solutions             Common         L0175J104    19174   667,841 SH       DEFINED(1)             X      0    0
Market Vectors ETF                         Gold Miner ETF 57060U100     3817    62,100 SH       DEFINED(1)             X      0    0
Apollo Group                               Option         037604105    33961   860,000 SH  CALL DEFINED(1)             X      0    0
Hartford Financial Services Group          Option         416515104        7   170,000 SH  PUT  DEFINED(1)             X      0    0
Ishares Russell 2000 index ETF             Option         464287655   113057 1,445,000 SH  PUT  DEFINED(1)             X      0    0
Leap Wireless International                Option         521863308     1152    94,000 SH  PUT  DEFINED(1)             X      0    0
McMoran Exploration Co.                    Option         582411104      857    50,000 SH  CALL DEFINED(1)             X      0    0
McMoran Exploration Co.                    Option         582411104     4559   266,000 SH  CALL DEFINED(1)             X      0    0
Research in Motion                         Option         760975102      872    15,000 SH  PUT  DEFINED(1)             X      0    0
WAL MART STORES                            Option         931142103     5393   100,000 SH  CALL DEFINED(1)             X      0    0
WESTERN ALLIANCE                           Option         957638109      923   125,400 SH  PUT  DEFINED(1)             X      0    0
SPDR S&P 500 ETF                           Option         78462F103   285830 2,273,000 SH  PUT  DEFINED(1)             X      0    0
SPDR Gold Trust                            Option         78463V107      139     1,000 SH  CALL DEFINED(1)             X      0    0
SPDR Gold Trust                            Option         78463V107     2081    15,000 SH  CALL DEFINED(1)             X      0    0
SPDR Gold Trust                            Option         78463V107     3329    24,000 SH  CALL DEFINED(1)             X      0    0
SPDR S&P RETAIL ETF                        Option         78464A714     1741    36,000 SH  PUT  DEFINED(1)             X      0    0
Vistaprint                                 Option         N93540107     1026    22,300 SH  CALL DEFINED(1)             X      0    0
ProShares UltraShort Real Estate ETF       Real Estate    74347X583      216    11,900 SH       DEFINED(1)             X      0    0
                                           ETF
ProShares UltraShort 20+ Year Treasury ETF Treasury       74347R297      926    25,000 SH       DEFINED                X      0    0
                                           Shares ETF


(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.